Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Year End HKD [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.8	7.8	7.8
Year End RMB [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.119
Year Average HKD [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.8	7.8	7.8
Year Average RMB [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.167